Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2012
Actual and Required Capital Amounts and Ratios of CFBank

Actual and required capital amounts and ratios are presented below at year end.

					To Be Well
					Capitalized Under		Required
			For Capital		Prompt Corrective		By Terms Of
	Actual		Adequacy Purposes		Action Regulations		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to risk weighted assets	$25,002	15.53%	$12,878	8.00%	$16,098	10.00%	$19,317	12.00%
Tier 1 (Core) Capital to risk weighted assets	22,950	14.26%	6,439	4.00%	9,659	6.00%	N/A	N/A
Tier 1 (Core) Capital to adjusted total assets	22,950	10.97%	8,372	4.00%	10,465	5.00%	16,744	8.00%
Tangible Capital to adjusted total assets	22,950	10.97%	3,139	1.50%	N/A	N/A	N/A	N/A

					To Be Well
					Capitalized Under		Required
			For Capital		Prompt Corrective		By Terms Of
	Actual		Adequacy Purposes		Action Regulations		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk weighted assets	$15,351	10.30%	$11,918	8.00%	$14,897	10.00%	$17,876	12.00%
Tier 1 (Core) Capital to risk weighted assets	13,436	9.02%	5,959	4.00%	8,938	6.00%	N/A	N/A
Tier 1 (Core) Capital to adjusted total assets	13,436	5.39%	9,968	4.00%	12,460	5.00%	19,937	8.00%
Tangible Capital to adjusted total assets	13,436	5.39%	3,738	1.50%	N/A	N/A	N/A	N/A